Business Combinations	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Disclosure of business combinations
7.	Business Combinations
Acquisitions during the year ended March 31, 2018
On January 31, 2018, the NEC Group acquired 90% of
the shares of
UK-based
IT services company named Northgate Public Services Limited (“NPS”). NPS provides software solution services mainly to police and government, and the acquisition enables the NEC Group to accelerate the expansion of “Safer Cities” business. The NEC Group incurred acquisition-related costs of 1,006 million
JPY related to the share acquisition. These costs were included in selling, general and administrative expenses in the consolidated statement of profit or loss.
The total consideration transferred was composed of the following:

JPY (millions)
Amount
Cash and cash equivalents	23,252
Contingent consideration	4,311

Total	27,563

The acquisition contract states that contingent consideration to be measured based on specific performance indicators as defined of the acquiree and NEC is obligated to pay a minimum consideration of 25 million GBP. Accordingly, NEC recognized unpaid acquisition cost of 4,311 million JPY by estimating NPS’ probability for achieving the performance indicators by using the Monte Carlo method.

The fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

JPY (millions)
Amount
Cash and cash equivalents	1,047
Trade and other receivables	4,899
Other current assets	76
Property, plant and equipment	729
Intangible assets	27,732
Other non-current assets	3,119
Trade and other payables	(1,408)
Other current liabilities	(6,603)
Other financial liabilities—non-current	(41,848)
Other non-current liabilities	(8,860)

Total identifiable net liabilities assumed	(21,117)

Goodwill arising from the acquisition is as follows:

JPY (millions)
Amount
Consideration for the acquisition	27,563
Non-controlling interests	(5,598)
Fair value of identifiable net liabilities assumed by the NEC Group	21,117

Goodwill arising from acquisition	43,082

The goodwill is attributable mainly to the synergies expected to be achieved from integrating the acquiree into the NEC Group’s existing “Safer Cities” business. There is no goodwill recognized that is expected to be deductible for tax purposes.
Since the acquisition date, NPS contributed revenue of 2,734 million JPY and net loss of 810 million JPY to the NEC Group’s results for the year ended March 31, 2018. Had the acquisition occurred on April 1, 2017, consolidated revenue would have been 2,863,042 million JPY, and consolidated net profit for the year would have been 56,696 million JPY.
Subsequent to the completion of the share acquisition, put options held by non-controlling
interests of NPS were exercised on March 23, 2018, and the voting right of the NEC Group increased to 100%, The difference between cash consideration paid of 12,721 million JPY and the decrease in the carrying amount of the non-controlling interests of 5,714 million JPY was recognized as a decrease to share premium of 7,007 million JPY.
Acquisitions during the fiscal year ended March 31, 2019
On February 21, 2019, NEC completed an acquisition of 100% of the outstanding shares of KMD in cash of 48,377 million JPY. KMD is a Danish IT company, which provides software solution and maintenance services mainly to government offices. The acquisition enables the NEC Group to accelerate the expansion of safety business in Europe and globally. The Company incurred acquisition-related costs of 1,128 million JPY related to the share acquisition. These costs were included in selling, general and administrative expenses in the consolidated statement of profit or loss.

The fair value of assets acquired and liabilities assumed at the acquisition date is as follows:

JPY (millions)
Amount
Cash and cash equivalents	3,104
Trade and other receivables	9,604
Other current assets	6,933
Property, plant and equipment	2,181
Intangible assets	73,769
Other non-current assets	911
Trade and other payables	(9,396)
Other current liabilities	(22,535)
Other financial liabilities – non-current	(79,365)
Other non - current liabilities	(24,655)

Total identifiable net liabilities assumed	(39,449)

Trade and other receivables comprise gross contractual amounts due of 9,655 million JPY, of which 51 million JPY was expected to be uncollectable at the date of acquisition.
Goodwill arising from the acquisition is as follows:

JPY (millions)
Amount
Consideration for the acquisition	48,377
Fair value of identifiable net liabilities assumed by the NEC Group	39,449

Goodwill arising from acquisition	87,826

The goodwill is attributable mainly to the synergies expected to be achieved from integrating the acquiree into the NEC Group’s existing “Safer Cities” business. There is no goodwill recognized that is expected to be deductible for tax purposes.
Since the acquisition date, KMD contributed revenue of 6,617 million JPY and net profit of 120 million JPY to the NEC Group’s results for the year ended March 31, 2019. Had the acquisition occurred on April 1, 2018, consolidated revenue would have been 2,995,268 million JPY, and consolidated net profit for the year would have been 39,909 million JPY.